Offerings	Sep. 14, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share (issued and outstanding shares)
Amount Registered | shares	5,145,425
Proposed Maximum Offering Price per Unit	2.0950
Maximum Aggregate Offering Price	$ 10,779,665.38
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,488.67
Offering Note	Represents up to 5,145,425 Shares of Common Stock that are issued and outstanding and held by the Selling Stockholders.

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based on the closing price of the registrant’s common stock, as reported on the OTCQB Marketplace on September 11, 2026. The shares covered by this registration statement may be sold by the selling stockholders from time to time at fixed prices, prevailing market prices, prices related to prevailing market prices, negotiated prices, or other prices permitted by applicable law.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share (issuable upon exercise of pre-funded common stock purchase warrants)
Amount Registered | shares	430,588
Proposed Maximum Offering Price per Unit	2.0950
Maximum Aggregate Offering Price	$ 902,081.86
Fee Rate	0.01381%
Amount of Registration Fee	$ 124.58
Offering Note	Represents up to 430,588 Shares issuable upon exercise of outstanding pre-funded common stock purchase warrants.

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based on the closing price of the registrant’s common stock, as reported on the OTCQB Marketplace on September 11, 2026. The shares covered by this registration statement may be sold by the selling stockholders from time to time at fixed prices, prevailing market prices, prices related to prevailing market prices, negotiated prices, or other prices permitted by applicable law.